Pension and Other Postretirement Benefits, Contributions (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plans in 2018	$ 100
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plans in 2018	$ 10